LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES [Abstract]
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES
NOTE 11     -    LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES

A.
The Company has registered fixed charge on bank deposits in favor of certain banks. The bank deposits are used to secure a credit line granted to the Company by the banks, and as collateral for guarantees provided to its customers.

As of June 30, 2012, the bank deposit amount to $ 32 thousand linked to the NIS;

B.	The Company have registered floating liens on all of their assets in favor of.

NOTE 11 - LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES

A.
The Company has registered fixed charge on bank deposits in favor of certain banks. The bank deposits are used to secure a credit line granted to the Company by the banks, and as collateral for guarantees provided to its customers.

As of December 31, 2012, the bank deposits amount to $ 31 thousands linked to NIS;

B.	The Company have registered floating liens on all of their assets in favor of.